Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
INVENTORIES
NOTE 3 – INVENTORIES

Inventories consisted of raw materials, work-in-progress, finished goods-handicrafts, yew seedlings and other trees (consisting of larix, spruce and poplar trees). The Company classifies its inventories based on its historical and anticipated levels of sales; any inventory in excess of its normal operating cycle of one year is classified as long-term on its consolidated balance sheets. As of March 31, 2014 and December 31, 2013, inventories consisted of the following:

	March 31, 2014			December 31, 2013
	Current portion	Long-term portion	Total	Current portion	Long-term portion	Total
Raw materials	$127,619	$2,729,412	$2,857,031	$416,519	$2,608,829	$3,025,348
Work-in-process	17,561	-	17,561	17,446	-	17,446
Finished goods - handicrafts	100,417	699,562	799,979	197,842	653,785	851,627
Yew seedlings	1,329,912	6,580,336	7,910,248	457,280	6,982,532	7,439,812

	$1,575,509	$10,009,310	$11,584,819	$1,089,087	$10,245,146	$11,334,233

NOTE 3 – INVENTORIES

Inventories consisted of raw materials, work-in-progress, finished goods-handicrafts, yew seedlings and other trees (consisting of larix, spruce and poplar trees). The Company classifies its inventories based on its historical and anticipated levels of sales; any inventory in excess of its normal operating cycle of one year is classified as long-term on its consolidated balance sheets. As of December 31, 2013 and 2012, inventories consisted of the following:

	December 31, 2013			December 31, 2012
	Current portion	Long-term portion	Total	Current portion	Long-term portion	Total
Raw materials	$416,519	$2,608,829	$3,025,348	$284,628	$2,734,896	$3,019,524
Work-in-process	17,446	-	17,446	22,523	-	22,523
Finished goods - handicrafts	197,842	653,785	851,627	153,578	695,426	849,004
Yew seedlings	457,280	6,982,532	7,439,812	530,505	3,622,991	4,153,496
Other trees	-	-	-	-	2,328,851	2,328,851
	$1,089,087	$10,245,146	$11,334,233	$991,234	$9,382,164	$10,373,398